Deposits (Tables)	9 Months Ended
Jul. 31, 2023
Deposits
Summary of Deposit Liabilities
Deposits

(millions of Canadian dollars)							As at
	By Type			By Country			July 31 2023	October 31 2022
	Demand	Notice	Term 1	Canada	United States	International	Total	Total
Personal	$17,730	$493,386	$103,112	$316,549	$297,679	$–	$614,228	$660,838
Banks	10,729	555	21,645	17,316	13,862	1,751	32,929	38,263
Business and government 2	126,982	189,486	195,874	357,756	152,121	2,465	512,342	530,869
	155,441	683,427	320,631	691,621	463,662	4,216	1,159,499	1,229,970
Trading	–	–	28,321	19,277	2,934	6,110	28,321	23,805
Designated at fair value through profit or loss 3	–	–	182,983	37,934	72,871	72,178	182,983	162,645
Total	$155,441	$683,427	$531,935	$748,832	$539,467	$82,504	$1,370,803	$1,416,420
Non-interest-bearing deposits included above
In domestic offices							$62,851	$76,551
In foreign offices							77,043	91,175
Interest-bearing deposits included above
In domestic offices							685,981	686,518
In foreign offices							523,475	552,678
U.S. federal funds deposited							7,893	9,498
Deposits and advances with the Federal Home Loan Bank							13,560	–
Total 2,4							$1,370,803	$1,416,420

1
Includes $99.5 billion (October 31, 2022 – $89.4 billion) of senior debt which is subject to the bank recapitalization
“bail-in”
regime. This regime provides certain statutory powers to the Canada Deposit Insurance Corporation, including the ability to convert specified eligible shares and liabilities into common shares in the event that the Bank becomes non-viable.

2	Includes $45.4 billion relating to covered bondholders (October 31, 2022 – $34 billion).
3
Financial liabilities designated at FVTPL on the Interim Consolidated Balance Sheet also includes $204 million (October 31, 2022 – $140.5 million) of loan commitments and financial guarantees designated at FVTPL.

4	Includes deposits of $751.2 billion (Octo ber 31, 2022 – $814.9 billion) denominated in U.S. dollars and $106.7 billion (October 31, 2022 – $84.4 billion) denominated in other foreign currencies.